Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001426800
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Assembly Biosciences, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35005
Entity Tax Identification Number	20-8729264
Entity Address, Address Line One	Two Tower Place
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(833)
Local Phone Number	509-4583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ASMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false